Federated Hermes Fund for U.S. Government Securities II Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
67% Bloomberg US Mortgage Backed Securities Index/33% Bloomberg US Government Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.83%	(0.21%)	1.53%
Federated Hermes Fund for U.S. Government Securities II
Prospectus [Line Items]
Average Annual Return, Percent		6.80%	(0.84%)	1.06%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	A custom blended index comprised of 67% of the return of the Bloomberg US Mortgage Backed Securities Index and 33% of the return of the Bloomberg US Government Bond Index.